3. MATERIAL ACCOUNTING POLICIES: Contract liabilities (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Contract liabilities

Contract liabilities

A contract liability is recognized when the Company receives consideration, or has an unconditional right to receive consideration, before the related goods or services are transferred to the customer. Contract liabilities primarily include deferred revenue from SaaS subscription, hosting, maintenance and support arrangements billed in advance, customer deposits, and advance billings for survey services. Contract liabilities are recognized as revenue when, or as, the related performance obligations are satisfied.

Contract liabilities are classified as current when the Company expects to satisfy the related performance obligations within twelve months after the reporting date.

The Company had contract liabilities of $1,270,958 as of December 31, 2025, and $1,283,892 as of December 31, 2024. The change during the year reflects billings and collections in advance of performance obligations, revenue recognized during the period from opening deferred revenue, additions from business combinations, and foreign currency translation effects. Management has not identified any material long-term contract liabilities requiring separate non-current presentation.